Shareholder Report	6 Months Ended
Apr. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	GALLERY TRUST
Entity Central Index Key	0001651872
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2026
C000162391
Shareholder Report [Line Items]
Fund Name	Mondrian International Value Equity Fund
Class Name	Institutional Shares
Trading Symbol	MPIEX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about Institutional Shares of the Mondrian International Value Equity Fund (the "Fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://www.mondrian.com/mutualfunds/international-value-equity-fund/. You can also request this information by contacting us at 888-832-4386.
Additional Information Phone Number	888-832-4386
Additional Information Website	https://www.mondrian.com/mutualfunds/international-value-equity-fund/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Mondrian International Value Equity Fund, Institutional Shares	$39	0.74%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.74%
AssetsNet	$ 1,085,781,026
Holdings Count | Holding	51
Advisory Fees Paid, Amount	$ 3,334,366
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of April 30, 2026

Table Summary
Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$1,085,781,026	51	$3,334,366	14%

Holdings [Text Block]

Country WeightingsFootnote Reference*

Table Summary
Value	Value
Other Countries	1.4%
Netherlands	1.6%
Finland	1.9%
Singapore	2.9%
Australia	3.0%
Switzerland	4.7%
Spain	4.7%
Italy	6.0%
Hong Kong	6.2%
Germany	9.8%
France	15.6%
United Kingdom	17.8%
Japan	23.1%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net Assets
Panasonic Holdings Corp	3.7%
Nestle SA	3.2%
Allianz SE	3.1%
Banco Santander SA	3.0%
Lloyds Banking Group PLC	2.9%
United Overseas Bank Ltd	2.9%
Sanofi SA	2.9%
CK Hutchison Holdings Ltd	2.8%
Sony Group Corp	2.7%
Deutsche Post AG	2.6%

Updated Prospectus Phone Number	888-832-4386
Updated Prospectus Web Address	https://www.mondrian.com/mutualfunds/international-value-equity-fund/
C000204585
Shareholder Report [Line Items]
Fund Name	Mondrian Emerging Markets Value Equity Fund
Class Name	Institutional Shares
Trading Symbol	MPEMX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about Institutional Shares of the Mondrian Emerging Markets Value Equity Fund (the "Fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://www.mondrian.com/mutualfunds/emerging-markets-value-equity-fund/. You can also request this information by contacting us at 888-832-4386.
Additional Information Phone Number	888-832-4386
Additional Information Website	https://www.mondrian.com/mutualfunds/emerging-markets-value-equity-fund/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Mondrian Emerging Markets Value Equity Fund, Institutional Shares	$48	0.92%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.92%
AssetsNet	$ 22,015,442
Holdings Count | Holding	60
Advisory Fees Paid, Amount	$ 26,321
InvestmentCompanyPortfolioTurnover	17.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of April 30, 2026

Table Summary
Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$22,015,442	60	$26,321	17%

Holdings [Text Block]

Country WeightingsFootnote Reference*

Table Summary
Value	Value
Other Countries	7.0%
Malaysia	1.3%
United Kingdom	1.3%
Philippines	1.4%
United Arab Emirates	3.1%
Saudi Arabia	3.4%
Indonesia	3.5%
Mexico	3.7%
India	8.3%
Brazil	8.3%
South Korea	14.1%
Taiwan	19.1%
China	25.3%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net Assets
Taiwan Semiconductor Manufacturing Co Ltd	12.6%
Samsung Electronics Co Ltd, Preference	6.7%
Tencent Holdings Ltd	3.2%
Alibaba Group Holding Ltd	3.2%
Hon Hai Precision Industry Co Ltd	3.1%
Petroleo Brasileiro SA ADR	2.8%
Shinhan Financial Group Co Ltd	2.6%
Vale Sponsored ADR, Cl B	2.2%
Bank Rakyat Indonesia Persero Tbk PT	2.1%
Itausa SA	2.1%

Updated Prospectus Phone Number	888-832-4386
Updated Prospectus Web Address	https://www.mondrian.com/mutualfunds/emerging-markets-value-equity-fund/
C000206727
Shareholder Report [Line Items]
Fund Name	Mondrian Global Listed Infrastructure Fund
Class Name	Institutional Shares
Trading Symbol	MGIFX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about Institutional Shares of the Mondrian Global Listed Infrastructure Fund (the "Fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://www.mondrian.com/mutualfunds/global-listed-infrastructure-fund/. You can also request this information by contacting us at 888-832-4386.
Additional Information Phone Number	888-832-4386
Additional Information Website	https://www.mondrian.com/mutualfunds/global-listed-infrastructure-fund/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Mondrian Global Listed Infrastructure Fund, Institutional Shares	$51	0.95%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.95%
AssetsNet	$ 2,747,110
Holdings Count | Holding	25
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of April 30, 2026

Table Summary
Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$2,747,110	25	$-	14%

Holdings [Text Block]

Country WeightingsFootnote Reference*

Table Summary
Value	Value
United Kingdom	2.9%
Portugal	3.2%
Mexico	3.8%
Australia	4.0%
Italy	6.4%
China	7.7%
Canada	8.2%
Spain	9.1%
France	12.1%
United States	34.6%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net Assets
American Tower REIT	5.7%
Cellnex Telecom SA	5.2%
Prologis Inc REIT	4.5%
Union Pacific Corp	4.5%
CSX Corp	4.3%
Canadian National Railway Co	4.2%
Veolia Environnement SA	4.2%
NiSource Inc	4.1%
Eiffage SA	4.0%
Aurizon Holdings Ltd	4.0%

Updated Prospectus Phone Number	888-832-4386
Updated Prospectus Web Address	https://www.mondrian.com/mutualfunds/global-listed-infrastructure-fund/
C000220240
Shareholder Report [Line Items]
Fund Name	Mondrian Global Equity Value Fund
Class Name	Institutional Shares
Trading Symbol	MPGVX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about Institutional Shares of the Mondrian Global Equity Value Fund (the "Fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://www.mondrian.com/mutualfunds/global-equity-value-fund/. You can also request this information by contacting us at 888-832-4386.
Additional Information Phone Number	888-832-4386
Additional Information Website	https://www.mondrian.com/mutualfunds/global-equity-value-fund/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Mondrian Global Equity Value Fund, Institutional Shares	$38	0.74%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.74%
AssetsNet	$ 380,584,602
Holdings Count | Holding	54
Advisory Fees Paid, Amount	$ 1,088,655
InvestmentCompanyPortfolioTurnover	20.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of April 30, 2026

Table Summary
Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$380,584,602	54	$1,088,655	20%

Holdings [Text Block]

Country WeightingsFootnote Reference*

Table Summary
Value	Value
Other Countries	8.8%
Taiwan	1.8%
Italy	2.0%
Switzerland	2.0%
Finland	2.2%
Singapore	2.2%
China	3.3%
South Korea	3.5%
Germany	4.6%
Japan	5.3%
United Kingdom	7.3%
France	9.4%
United States	46.7%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net Assets
Alphabet Inc, Cl A	3.6%
Samsung Electronics Co Ltd, Preference	3.5%
Microsoft Corp	3.1%
Texas Instruments Inc	2.9%
Merck & Co Inc	2.8%
Thermo Fisher Scientific Inc	2.8%
Lloyds Banking Group PLC	2.7%
London Stock Exchange Group PLC	2.5%
Charles Schwab Corp	2.5%
Deutsche Post AG	2.4%

Updated Prospectus Phone Number	888-832-4386
Updated Prospectus Web Address	https://www.mondrian.com/mutualfunds/global-equity-value-fund/